Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2019
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Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities
26.	Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities
The Group has recognized the following amounts relating to revenue in the Consolidated Statements of Operations:

(In millions of Korean won)	2018		2019
Revenue from contracts with customers	￦	23,012,257	￦	24,441,122
Revenue from other sources		423,793		458,067

Total revenue	￦	23,436,050	￦	24,899,189

Operating revenues for the years ended December 31, 2018 and 2019 are as follows:

(In millions of Korean won)	2018		2019
Mobile services	￦	6,827,685	￦	6,795,124
Fixed-line services		4,869,253		4,866,698
Fixed-line and VoIP telephone services		1,708,319		1,578,546
Broadband Internet access services		2,112,763		2,177,447
Data communication services		1,048,171		1,110,705
Media and content		2,261,808		2,516,256
Financial services		3,444,917		3,641,655
Sale of goods		3,288,911		4,194,168
Others		2,743,476		2,885,288

Total	￦	23,436,050	￦	24,899,189

Mobile and fixed-line service
Telecommunication service revenues include mobile and fixed-line(e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that are considered a separate performance obligations. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).
Media and content services
Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading. Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.
Financial services
Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.
Sale of goods
Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.

The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Contract assets 1	￦	503,452	￦	655,329
Contract liabilities 1		357,633		413,442
Deferred revenue 2	￦	96,198	￦	92,557

1
The Group recognized contract assets of
￦
98,288 million and contract liabilities of
￦
 47,832 million for longterm construction contracts as at December 31, 2019 (2018: contract assets of
￦
104,655 million and contract liabilities of
￦
10,172 million). The Group recognizes contract assets as trade and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.
The contract costs recognized as assets are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Incremental cost of contract establishment	￦	1,409,721	￦	1,764,009
Cost of Contract performance		60,134		85,234
As at December 31, 2019, the Group recognized W 1,681,039 million (2018: W 1,397,318 million) of operating expenses related to contract cost assets.
The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2018		2019
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	183,905	￦	258,548
Deferred revenue of joining/installment fee		39,975		44,032
Others		1,536		—

Total	￦	225,416	￦	302,580